UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2014

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 3

The fund's portfolio
11/30/13 (Unaudited)

COMMON STOCKS (29.6%)(a)
			Shares	Value

Banking (1.9%)

Associated Banc-Corp.			147	$2,534

Banco Santander Central Hispano SA (Spain)			1,471	13,047

Banque Cantonale Vaudoise (BCV) (Switzerland)			14	7,476

Bendigo and Adelaide Bank, Ltd. (Australia)			983	10,075

CaixaBank SA (Rights) (Spain)(NON)			2,888	212

CaixaBank, SA (Spain)			2,888	14,612

City National Corp.			42	3,207

Commonwealth Bank of Australia (Australia)			262	18,559

Fifth Third Bancorp			551	11,196

HSBC Holdings PLC (United Kingdom)			2,545	28,426

JPMorgan Chase & Co.			742	42,457

Natixis (France)			3,302	18,175

Northern Trust Corp.			108	6,371

PNC Financial Services Group, Inc.			193	14,851

Popular, Inc. (Puerto Rico)(NON)			95	2,715

Resona Holdings, Inc. (Japan)			2,300	11,405

State Street Corp.			188	13,651

Sumitomo Mitsui Financial Group, Inc. (Japan)			200	9,898

Svenska Handelsbanken AB Class A (Sweden)			586	27,202

Toronto-Dominion Bank (Canada)			51	4,662

Wells Fargo & Co.			159	6,999

Westpac Banking Corp. (Australia)			1,022	30,587

Wing Hang Bank, Ltd. (Hong Kong)			1,000	14,808

				313,125
Basic materials (1.2%)

Asahi Kasei Corp. (Japan)			2,000	15,774

Axiall Corp.			27	1,223

BASF SE (Germany)			197	21,034

Bemis Co., Inc.			49	1,912

BHP Billiton, Ltd. (Australia)			301	10,244

CF Industries Holdings, Inc.			26	5,652

Chicago Bridge & Iron Co., NV			58	4,447

Cytec Industries, Inc.			26	2,326

Domtar Corp. (Canada)			20	1,710

Eastman Chemical Co.			59	4,545

Evraz PLC (United Kingdom)(NON)			4,465	7,768

Fletcher Building, Ltd. (New Zealand)			2,323	17,255

Fortune Brands Home & Security, Inc.			87	3,793

Huntsman Corp.			89	2,041

LyondellBasell Industries NV Class A			111	8,567

Mitsubishi Chemical Holdings Corp. (Japan)			2,500	11,616

Monsanto Co.			155	17,566

Packaging Corp. of America			45	2,757

PPG Industries, Inc.			45	8,283

Rio Tinto PLC (United Kingdom)			460	24,434

Sherwin-Williams Co. (The)			35	6,406

Stora Enso OYJ Class R (Finland)			1,625	16,007

Valspar Corp.			41	2,895

voestalpine AG (Austria)			165	8,196

W.R. Grace & Co.(NON)			35	3,361

				209,812
Capital goods (1.3%)

ABB, Ltd. (Switzerland)			552	14,113

Aecom Technology Corp.(NON)			69	2,005

Avery Dennison Corp.			61	2,983

BAE Systems PLC (United Kingdom)			4,756	33,253

Ball Corp.			65	3,249

Boeing Co. (The)			257	34,502

Canon, Inc. (Japan)			400	13,314

Cummins, Inc.			81	10,721

Delphi Automotive PLC (United Kingdom)			154	9,017

General Dynamics Corp.			131	12,007

Ingersoll-Rand PLC			131	9,356

KBR, Inc.			85	2,876

Leggett & Platt, Inc.			88	2,658

Lockheed Martin Corp.			105	14,875

McDermott International, Inc.(NON)			125	1,019

Northrop Grumman Corp.			108	12,169

Raytheon Co.			139	12,327

Staples, Inc.			347	5,389

Terex Corp.(NON)			68	2,470

Vinci SA (France)			381	24,452

WABCO Holdings, Inc.(NON)			42	3,721

				226,476
Communication services (1.3%)

AT&T, Inc.			264	9,295

Belgacom SA (Belgium)			566	16,819

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)			5,113	8,543

Comcast Corp. Class A			657	32,765

Deutsche Telekom AG (Germany)			1,579	25,087

DISH Network Corp. Class A			106	5,741

IAC/InterActiveCorp.			110	6,293

Koninklijke (Royal) KPN NV (Netherlands)(NON)			708	2,297

NTT DoCoMo, Inc. (Japan)			1,000	16,106

Orange (France)			1,439	18,748

Telecom Corp. of New Zealand, Ltd. (New Zealand)			6,761	12,651

Telstra Corp., Ltd. (Australia)			2,028	9,341

TW telecom, inc.(NON)			100	2,832

Verizon Communications, Inc.			623	30,913

Vodafone Group PLC (United Kingdom)			4,355	16,145

				213,576
Conglomerates (0.4%)

AMETEK, Inc.			115	5,660

Bouygues SA (France)			581	21,849

Danaher Corp.			222	16,606

General Electric Co.			545	14,530

Tyco International, Ltd.			209	7,971

				66,616
Consumer cyclicals (3.1%)

Adecco SA (Switzerland)			340	26,109

ADT Corp. (The)			110	4,462

Advance Auto Parts, Inc.			42	4,242

American Eagle Outfitters, Inc.			118	1,920

Asahi Glass Co., Ltd. (Japan)			2,000	12,904

Bayerische Motoren Werke (BMW) AG (Germany)			224	25,733

Bed Bath & Beyond, Inc.(NON)			106	8,271

Big Lots, Inc.(NON)			51	1,955

Chico's FAS, Inc.			115	2,149

Coach, Inc.			125	7,238

CST Brands, Inc.			22	724

Dai Nippon Printing Co., Ltd. (Japan)			2,000	20,616

Daihatsu Motor Co., Ltd. (Japan)			1,000	18,293

Daimler AG (Registered Shares) (Germany)			137	11,352

Daito Trust Construction Co., Ltd. (Japan)			200	18,976

Dillards, Inc. Class A			24	2,196

Expedia, Inc.			52	3,312

Foot Locker, Inc.			89	3,461

Gannett Co., Inc.			145	3,924

Gap, Inc. (The)			146	5,982

Geberit International AG (Switzerland)			36	10,576

Home Depot, Inc. (The)			383	30,897

Host Hotels & Resorts, Inc.(R)			1,656	30,487

Hugo Boss AG (Germany)			119	15,964

Lear Corp.			61	5,058

Lowe's Cos., Inc.			418	19,847

Macy's, Inc.			177	9,427

McGraw-Hill Cos., Inc. (The)			122	9,089

Next PLC (United Kingdom)			306	27,472

O'Reilly Automotive, Inc.(NON)			59	7,373

PetSmart, Inc.			57	4,224

Priceline.com, Inc.(NON)			20	23,847

PulteGroup, Inc.			195	3,658

Reed Elsevier PLC (United Kingdom)			1,315	18,999

Ryman Hospitality Properties(R)			716	29,979

SJM Holdings, Ltd. (Hong Kong)			5,000	16,027

Swire Pacific, Ltd. Class A (Hong Kong)			2,000	24,186

TABCORP Holdings, Ltd. (Australia)			6,892	22,145

TJX Cos., Inc. (The)			274	17,229

Total Systems Services, Inc.			225	6,986

Trump Entertainment Resorts, Inc.(NON)			6	12

URS Corp.			46	2,391

Wal-Mart Stores, Inc.			24	1,944

Wyndham Worldwide Corp.			76	5,450

Wynn Resorts, Ltd.			42	6,967

				534,053
Consumer finance (0.1%)

Discover Financial Services			207	11,033

				11,033
Consumer staples (2.7%)

British American Tobacco (BAT) PLC (United Kingdom)			341	18,150

Coca-Cola Co. (The)			101	4,059

Colgate-Palmolive Co.			145	9,542

Constellation Brands, Inc. Class A(NON)			65	4,577

Corrections Corp. of America(R)			1,102	36,752

Costco Wholesale Corp.			81	10,160

CVS Caremark Corp.			306	20,490

General Mills, Inc.			181	9,128

Geo Group, Inc. (The)(R)			927	30,406

ITOCHU Corp. (Japan)			1,100	13,873

Japan Tobacco, Inc. (Japan)			300	10,132

JM Smucker Co. (The)			40	4,170

Kao Corp. (Japan)			300	9,854

Kirin Holdings Co., Ltd. (Japan)			1,000	15,403

Kraft Foods Group, Inc.			164	8,712

Liberty Interactive Corp. Class A(NON)			267	7,497

Lorillard, Inc.			259	13,294

Metcash, Ltd. (Australia)			1,773	4,922

Metro AG (Germany)			579	29,015

Molson Coors Brewing Co. Class B			55	2,897

Nestle SA (Switzerland)			212	15,472

Philip Morris International, Inc.			336	28,741

Procter & Gamble Co. (The)			481	40,510

Reckitt Benckiser Group PLC (United Kingdom)			92	7,373

Robert Half International, Inc.			80	3,090

Sumitomo Corp. (Japan)			600	7,421

Swedish Match AB (Sweden)			438	13,606

Tesco PLC (United Kingdom)			3,381	19,245

Unilever NV ADR (Netherlands)			594	23,382

Unilever PLC (United Kingdom)			211	8,515

Walgreen Co.			233	13,794

Woolworths, Ltd. (Australia)			342	10,488

				454,670
Energy (2.0%)

Alpha Natural Resources, Inc.(NON)			129	862

BP PLC (United Kingdom)			4,934	38,847

Cabot Oil & Gas Corp.			164	5,650

Chevron Corp.			95	11,632

ConocoPhillips			347	25,262

Cosmo Oil Co., Ltd. (Japan)(NON)			6,000	11,069

Exxon Mobil Corp.			342	31,970

Halcon Resources Corp.(NON)			117	469

Helmerich & Payne, Inc.			46	3,542

HollyFrontier Corp.			85	4,078

Marathon Petroleum Corp.			119	9,846

Occidental Petroleum Corp.			230	21,841

Oceaneering International, Inc.			50	3,860

Oil States International, Inc.(NON)			30	3,071

ONEOK, Inc.			95	5,517

Peabody Energy Corp.			116	2,111

Phillips 66			196	13,644

Royal Dutch Shell PLC Class A (United Kingdom)			944	31,571

Royal Dutch Shell PLC Class B (United Kingdom)			401	14,039

Schlumberger, Ltd.			332	29,355

Seadrill, Ltd. (Norway)			267	11,350

Tesoro Corp.			65	3,811

TonenGeneral Sekiyu KK (Japan)			2,000	19,327

Total SA (France)			423	25,601

Valero Energy Corp.			197	9,007

				337,332
Financial (0.1%)

CIT Group, Inc.			134	6,764

CoreLogic, Inc.(NON)			169	5,954

Nasdaq OMX Group, Inc. (The)			113	4,440

				17,158
Health care (3.0%)

AbbVie, Inc.			302	14,632

AmerisourceBergen Corp.			159	11,214

Amgen, Inc.			182	20,763

AstraZeneca PLC (United Kingdom)			463	26,539

Bristol-Myers Squibb Co.			413	21,220

Celgene Corp.(NON)			118	19,089

CIGNA Corp.			170	14,867

Eli Lilly & Co.			254	12,756

Endo Health Solutions, Inc.(NON)			40	2,688

GlaxoSmithKline PLC (United Kingdom)			677	17,889

HCA Holdings, Inc.			121	5,617

Jazz Pharmaceuticals PLC(NON)			20	2,338

Johnson & Johnson			121	11,454

McKesson Corp.			129	21,400

Merck & Co., Inc.			60	2,990

Novartis AG (Switzerland)			305	24,069

Omega Healthcare Investors, Inc.(R)			370	12,095

Orion OYJ Class B (Finland)			503	13,243

Pfizer, Inc.			1,322	41,947

Roche Holding AG-Genusschein (Switzerland)			77	21,419

Sabra Health Care REIT, Inc.(R)			383	10,218

Salix Pharmaceuticals, Ltd.(NON)			66	5,597

Sanofi (France)			213	22,497

St. Jude Medical, Inc.			199	11,626

Takeda Pharmaceutical Co., Ltd. (Japan)			600	29,138

United Therapeutics Corp.(NON)			35	3,231

Ventas, Inc.(R)			1,388	78,880

WellPoint, Inc.			185	17,183

Zimmer Holdings, Inc.			109	9,964

				506,563
Insurance (1.1%)

Alleghany Corp.(NON)			14	5,517

Allied World Assurance Co. Holdings AG			37	4,168

American Financial Group, Inc.			73	4,209

American International Group, Inc.			362	18,010

AMP, Ltd. (Australia)			3,486	14,787

Aon PLC			192	15,675

Aviva PLC (United Kingdom)			2,531	17,742

Axis Capital Holdings, Ltd.			90	4,422

Baloise Holding AG (Switzerland)			89	10,477

Berkshire Hathaway, Inc. Class B(NON)			55	6,409

CNP Assurances (France)			1,159	22,111

Fidelity National Financial, Inc. Class A			169	4,913

Genworth Financial, Inc. Class A(NON)			412	6,225

PartnerRe, Ltd.			50	5,145

Protective Life Corp.			75	3,599

RSA Insurance Group PLC (United Kingdom)			7,647	13,310

Tryg A/S (Denmark)			98	8,851

Validus Holdings, Ltd.			87	3,484

Zurich Insurance Group AG (Switzerland)			40	11,126

				180,180
Investment banking/Brokerage (0.4%)

Eaton Vance Corp.			93	3,888

Goldman Sachs Group, Inc. (The)			149	25,172

Investment AB Kinnevik Class B (Sweden)			1,081	42,446

				71,506
Real estate (7.8%)

Alexandria Real Estate Equities, Inc.(R)			539	34,097

American Capital Agency Corp.(R)			115	2,344

Apartment Investment & Management Co. Class A(R)			454	11,400

AvalonBay Communities, Inc.(R)			305	36,161

Boston Properties, LP(R)			374	37,209

BRE Properties(R)			689	35,297

Camden Property Trust(R)			271	15,696

Chimera Investment Corp.(R)			423	1,248

CommonWealth REIT(R)			1,257	30,005

DDR Corp.(R)			95	1,519

Digital Realty Trust, Inc.(R)			222	10,487

Douglas Emmett, Inc.(R)			882	20,268

Duke Realty Corp.(R)			277	4,205

DuPont Fabros Technology, Inc.(R)			1,132	26,568

Equity Lifestyle Properties, Inc.(R)			842	29,891

Equity Residential Trust(R)			831	42,830

Essex Property Trust, Inc.(R)			39	5,921

Federal Realty Investment Trust(R)			298	30,849

General Growth Properties(R)			2,645	54,884

Government Properties Income Trust(R)			1,091	27,068

Hatteras Financial Corp.(R)			45	752

HCP, Inc.(R)			1,216	44,712

Health Care REIT, Inc.(R)			744	41,657

Home Properties, Inc.(R)			454	23,871

Hospitality Properties Trust(R)			1,281	34,805

Kimco Realty Corp.(R)			2,469	50,911

Macerich Co. (The)(R)			251	14,292

Medical Properties Trust, Inc.(R)			2,035	26,882

Mid-America Apartment Communities, Inc.(R)			42	2,530

Post Properties, Inc.(R)			645	27,645

Prologis, Inc.(R)			1,791	67,933

Public Storage(R)			543	82,916

Realty Income Corp.(R)			356	13,567

Regency Centers Corp.(R)			787	36,863

Retail Opportunity Investments Corp.(R)			552	8,043

Senior Housing Properties Trust(R)			147	3,330

Simon Property Group, Inc.(R)			1,213	181,768

SL Green Realty Corp.(R)			151	13,661

Spirit Realty Capital, Inc.(R)			3,874	38,469

STAG Industrial, Inc.(R)			338	7,328

Stockland (Units) (Australia)(R)			4,607	16,145

Tanger Factory Outlet Centers(R)			40	1,323

Taubman Centers, Inc.(R)			564	36,874

UDR, Inc.(R)			303	7,051

Vornado Realty Trust(R)			943	82,918

				1,324,193
Technology (2.0%)

Accenture PLC Class A			258	19,987

AOL, Inc.(NON)			149	6,642

Apple, Inc.			122	67,841

Avnet, Inc.			77	3,072

Broadcom Corp. Class A			163	4,350

Brocade Communications Systems, Inc.(NON)			343	3,015

Cap Gemini (France)			160	10,414

Cisco Systems, Inc.			1,051	22,334

EMC Corp.			472	11,257

Google, Inc. Class A(NON)			29	30,728

IBM Corp.			54	9,703

L-3 Communications Holdings, Inc.			50	5,173

Lam Research Corp.(NON)			81	4,221

Lexmark International, Inc. Class A			69	2,441

Marvell Technology Group, Ltd.			270	3,842

Microsoft Corp.			984	37,520

Nokia OYJ (Finland)(NON)			3,060	24,708

NVIDIA Corp.			259	4,040

Oracle Corp.			912	32,184

Riverbed Technology, Inc.(NON)			113	1,955

Rockwell Automation, Inc.			65	7,383

Symantec Corp.			459	10,323

Teradyne, Inc.(NON)			126	2,146

Western Digital Corp.			88	6,604

				331,883
Transportation (0.5%)

ComfortDelgro Corp., Ltd. (Singapore)			7,000	10,961

Delta Air Lines, Inc.			417	12,085

Deutsche Post AG (Germany)			388	13,722

Japan Airlines Co., Ltd. (Japan) (UR)			300	15,257

Southwest Airlines Co.			384	7,139

Sydney Airport (Australia)			4,676	16,600

Wabtec Corp.			60	4,140

Yangzijiang Shipbuilding Holdings, Ltd. (China)			10,000	9,284

				89,188
Utilities and power (0.7%)

AES Corp.			313	4,560

American Electric Power Co., Inc.			184	8,659

Chubu Electric Power Co., Inc. (Japan)			800	10,808

CMS Energy Corp.			73	1,937

Enel SpA (Italy)			3,183	14,403

Energias de Portugal (EDP) SA (Portugal)			1,985	7,506

Entergy Corp.			79	4,889

Hokuriku Electric Power Co. (Japan)			1,000	13,285

Kinder Morgan, Inc.			178	6,326

PG&E Corp.			140	5,652

PPL Corp.			80	2,457

Red Electrica Corporacion SA (Spain)			250	16,009

RWE AG (Preference) (Germany)			378	12,988

Snam SpA (Italy)			2,341	12,566

UGI Corp.			62	2,496

				124,541

Total common stocks (cost $4,250,511)				$5,011,905

INVESTMENT COMPANIES (10.2%)(a)
			Shares	Value

Putnam Absolute Return 700 Fund Class Y(AFF)			125,472	$1,544,555

SPDR S&P 500 ETF Trust			895	161,995

SPDR S&P Midcap 400 ETF Trust			92	21,844

Total investment companies (cost $1,644,626)				$1,728,394

CONVERTIBLE BONDS AND NOTES (9.5%)(a)
			Principal amount	Value

Basic materials (0.1%)

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014			$17,000	$17,776

				17,776
Capital goods (0.4%)

Covanta Holding Corp. cv. sr. unsec. notes 3 1/4s, 2014			18,000	21,026

General Cable Corp. cv. unsec. sub. notes stepped-coupon 5s (2 1/4s, 11/15/19) 2029(STP)			19,000	20,223

Owens-Brockway Glass Container, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2015			22,000	22,756

				64,005
Communication services (0.2%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040			6,000	6,863

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016			23,000	37,289

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027 (In default)(NON)			38,000	190

				44,342
Consumer cyclicals (2.1%)

Callaway Golf Co. cv. sr. unsec. bonds 3 3/4s, 2019			14,000	16,914

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			12,000	15,863

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			25,000	50,578

Forestar Group, Inc. cv. sr. unsec. unsub. notes 3 3/4s, 2020			11,000	12,142

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)			10,000	14,431

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020			10,000	17,013

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			50,000	26,625

Liberty Interactive, LLC 144A cv. sr. unsec. notes 1s, 2043			15,000	15,469

Liberty Interactive, LLC 144A cv. sr. unsec. unsub. notes 0 3/4s, 2043			28,000	35,001

M/I Homes, Inc. cv. company guaranty sr. sub. notes 3s, 2018			13,000	13,683

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			44,000	53,268

Priceline.com, Inc. cv. sr. unsec. unsub. notes 1s, 2018			10,000	14,038

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032			22,000	27,541

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015			5,000	13,228

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			16,000	33,580

				359,374
Consumer staples (0.4%)

Hertz Global Holdings, Inc. cv. sr. unsec. notes 5 1/4s, 2014			2,000	5,881

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015			11,000	26,263

Vector Group Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019			25,000	29,454

				61,598
Energy (1.1%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038			68,000	63,750

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019			22,000	22,069

Energy XXI Bermuda, Ltd. 144A cv. sr. unsec. notes 3s, 2018			11,000	10,849

Goodrich Petroleum Corp. cv. company guaranty sr. unsub. notes 5s, 2032			23,000	24,006

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019			16,000	19,340

SEACOR Holdings, Inc. 144A cv. sr. unsec. notes 3s, 2028			19,000	19,095

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			15,000	281

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042			20,000	23,650

				183,040
Financials (1.2%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016			32,000	34,749

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)			20,000	20,400

DFC Global Corp. cv. sr. unsec. unsub. notes 3 1/4s, 2017			5,000	4,451

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			26,000	29,185

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016			16,000	23,240

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			10,000	12,931

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014(R)			13,000	12,545

PHH Corp. cv. sr. unsec. notes 4s, 2014			26,000	27,918

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017			15,000	21,459

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019 (R )			14,000	15,461

				202,339
Health care (1.5%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016			21,000	22,680

Alere, Inc. cv. sr. unsec. sub. notes 3s, 2016			14,000	15,400

Auxilium Pharmaceuticals, Inc. cv. sr. unsec. notes 1 1/2s, 2018			7,000	7,665

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			15,000	18,534

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2014 (China) (In default)(F)(NON)			25,000	2,000

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			14,000	980

Cubist Pharmaceuticals, Inc. cv. sr. unsec. notes 2 1/2s, 2017			4,000	9,683

Cubist Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 1 1/8s, 2018			10,000	11,300

Endo Pharmaceuticals Holdings, Inc. cv. sr. unsec. sub. notes 1 3/4s, 2015			10,000	23,100

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016			5,000	16,437

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043			27,000	29,938

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (0s, 3/1/18) 2042(STP)			38,000	38,808

Insulet Corp. cv. sr. unsec. notes 3 3/4s, 2016			5,000	7,353

Medidata Solutions, Inc. 144A cv. sr. unsec. notes 1s, 2018			15,000	18,956

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			17,000	27,986

				250,820
Technology (2.5%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015			26,000	27,170

Blucora, Inc. 144A cv. sr. unsec. unsub. notes 4 1/4s, 2019			15,000	22,219

Ciena, Inc. cv. sr. unsec. notes 4s, 2020 (acquired 8/23/13, cost $21,645)(RES)			16,000	22,600

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039			15,000	19,163

Micron Technology, Inc. 144A cv. sr. unsec. notes 1 5/8s, 2033			57,000	113,252

Novellus Systems, Inc. cv. sr. unsec. notes 2 5/8s, 2041			10,000	15,994

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			23,000	24,294

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018			47,000	56,459

Salesforce.com, Inc. 144A cv. sr. unsec. unsub. notes 0 1/4s, 2018			20,000	21,163

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017			21,000	30,069

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018			47,000	45,943

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041			18,000	15,289

Xilinx, Inc. cv. sr. unsec. notes 2 5/8s, 2017			10,000	15,581

				429,196

Total convertible bonds and notes (cost $1,448,995)				$1,612,490

CONVERTIBLE PREFERRED STOCKS (6.4%)(a)
			Shares	Value

Basic materials (0.5%)

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France)			1,298	$32,956

Smurfit-Stone Container Corp. (Escrow) zero % cv. pfd.(F)			1,775	18

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)			840	46,043

				79,017
Capital goods (0.4%)

United Technologies Corp. $3.75 cv. pfd.			1,025	66,994

				66,994
Communication services (0.5%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			800	37,312

Crown Castle International Corp. Ser. A, $2.25 cv. pfd.(NON)			340	34,122

Iridium Communications, Inc. 144A $7.00 cv. pfd.			135	12,268

				83,702
Consumer cyclicals (0.6%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			1,505	34,916

Stanley Black & Decker, Inc. $6.25 cv. pfd.(NON)			350	35,700

Stanley Black & Decker, Inc. $4.75 cv. pfd.			232	28,899

				99,515
Consumer staples (0.1%)

Post Holdings, Inc. 144A $3.75 cv. pfd.			183	22,167

				22,167
Energy (0.6%)

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			60	68,775

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.			34	29,867

				98,642
Financials (2.1%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			952	23,919

AMG Capital Trust II $2.575 cv. pfd.			895	54,371

Bank of America Corp. Ser. L, 7.25% cv. pfd.			87	93,525

EPR Properties Ser. C, $1.44 cv. pfd.			1,170	24,406

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			474	25,552

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)(NON)			405	20,400

MetLife, Inc. $3.75 cv. pfd.			976	29,934

OFG Bancorp Ser. C, 8.75% cv. pfd. (Puerto Rico)			20	33,200

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			42	47,224

				352,531
Technology (0.2%)

Lucent Technologies Capital Trust I 7.75% cv. pfd.			16	16,160

Unisys Corp. Ser. A, 6.25% cv. pfd.			260	19,305

				35,465
Transportation (0.5%)

Continental Financial Trust II $3.00 cv. pfd.			510	24,384

Genesee & Wyoming, Inc. $5.00 cv. pfd.			192	25,037

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.			1,954	37,117

				86,538
Utilities and power (0.9%)

AES Trust III $3.375 cv. pfd.			566	28,495

Dominion Resources, Inc. Ser. A, $3.063 cv. pfd.			437	23,965

El Paso Energy Capital Trust I $2.375 cv. pfd.			965	54,432

NextEra Energy, Inc. $2.799 cv. pfd.			390	22,230

PPL Corp. $4.375 cv. pfd.			500	26,465

				155,587

Total convertible preferred stocks (cost $950,659)				$1,080,158

CORPORATE BONDS AND NOTES (4.6%)(a)
			Principal amount	Value

Basic materials (0.1%)

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			$5,000	$5,338

LYB International Finance BV sr. unsec. unsub. notes 4s, 2023 (Netherlands)			5,000	4,990

				10,328
Capital goods (0.1%)

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			10,000	12,817

				12,817
Communication services (0.5%)

American Tower Corp. sr. unsec. notes 7s, 2017(R)			5,000	5,822

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			5,000	6,096

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			5,000	5,313

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			5,000	6,301

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			3,000	3,053

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			4,000	4,362

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			10,000	10,849

Sprint Capital Corp. company guaranty 6 7/8s, 2028			40,000	38,000

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			5,000	5,302

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			5,000	4,921

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			5,000	5,551

				95,570
Consumer cyclicals (0.3%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			5,000	5,511

American Media, Inc. 144A notes 13 1/2s, 2018			320	344

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			2,000	2,000

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			3,000	3,019

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			5,000	5,038

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			5,000	5,225

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			5,000	6,073

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			2,000	2,029

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			1,000	1,171

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			3,000	3,075

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			5,000	6,322

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			5,816	6,136

				45,943
Consumer staples (0.3%)

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			5,000	5,150

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			2,000	2,667

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			5,000	4,611

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			10,000	11,388

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			7,000	7,006

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042			5,000	4,887

McDonald's Corp. sr. unsec. notes 5.7s, 2039			15,000	17,145

				52,854
Energy (0.5%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			3,000	3,210

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			5,000	6,252

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			5,000	5,450

Chesapeake Energy Corp. company guaranty notes 6 1/2s, 2017			15,000	16,875

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020			5,000	5,276

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			10,000	11,275

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			5,000	5,168

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			5,000	5,730

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			10,000	13,898

Williams Cos., Inc. (The) notes 8 3/4s, 2032			7,000	8,616

Williams Cos., Inc. (The) notes 7 3/4s, 2031			2,000	2,257

				84,007
Financials (0.7%)

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			15,000	18,122

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			5,000	5,281

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			2,000	2,599

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			5,000	6,204

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			5,000	6,197

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021			5,000	6,025

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			5,000	6,150

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB bonds 8 1/8s, 2038			5,000	5,794

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			5,000	5,488

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037			5,000	5,200

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			5,000	7,198

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			5,000	5,363

Royal Bank of Scotland PLC (The) sr. sub. FRN notes 9 1/2s, 2022 (United Kingdom)			5,000	5,825

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.254s, 2037			15,000	11,608

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)			5,000	5,811

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			10,000	10,903

				113,768
Health care (0.2%)

Aetna, Inc. sr. unsec. notes 6 1/2s, 2018			5,000	5,967

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			2,000	2,160

Service Corp. International/US sr. unsec. unsub. notes 6 3/4s, 2016			25,000	27,188

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			5,000	5,167

				40,482
Technology (0.1%)

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			3,000	3,405

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			13,000	12,220

				15,625
Utilities and power (1.8%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			15,000	17,588

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			5,000	6,489

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			5,000	6,429

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037			100,000	108,485

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			5,000	5,812

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019			25,000	31

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032			5,000	6,510

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			5,000	5,116

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			5,000	6,145

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			68,000	72,080

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			6,000	5,588

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			5,000	5,453

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			15,000	16,170

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			4,000	4,413

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			5,000	5,138

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			5,000	6,462

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			10,000	10,386

Westar Energy, Inc. 1st mtge. bonds 8 5/8s, 2018			15,000	19,337

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067			5,000	5,119

				312,751

Total corporate bonds and notes (cost $738,362)				$784,145

U.S. TREASURY OBLIGATIONS (3.0%)(a)
			Principal amount	Value

U.S. Treasury Bonds 2 3/4s, August 15, 2042			$60,000	$48,710

U.S. Treasury Notes
2s, February 15, 2023			130,000	123,258
1 3/4s, May 31, 2016			10,000	10,334
1 5/8s, August 15, 2022			80,000	74,300
1s, August 31, 2016			160,000	162,236
3/4s, March 31, 2018			90,000	88,558

Total U.S. treasury Obligations (cost $505,556)				$507,396

MORTGAGE-BACKED SECURITIES (0.6%)(a)
			Principal amount	Value

Banc of America Commercial Mortgage Trust
Ser. 06-5, Class A3, 5.39s, 2047			$11,000	$11,275
FRB Ser. 05-1, Class A4, 5.347s, 2042			7,418	7,557

Credit Suisse First Boston Mortgage Securities Corp. 144A Ser. 03-C3, Class AX, IO, 1.514s, 2038			7,800	1

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.953s, 2039			5,649	5,656

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 08-C2, Class ASB, 6 1/8s, 2051			7,880	8,516
FRB Ser. 07-LD11, Class A2, 5.987s, 2049			9,236	9,236
Ser. 07-LD12, Class A2, 5.827s, 2051			323	323
Ser. 07-LDPX, Class A3S, 5.317s, 2049			6,494	6,502
Ser. 04-CB8, Class B, 4 1/2s, 2039			10,000	10,081
Ser. 04-LN2, Class A2, 5.115s, 2041			14,034	14,278

LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			2,000	2,233

LB-UBS Commercial Mortgage Trust 144A Ser. 05-C2, Class XCL, IO, 0.496s, 2040			228,726	746

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A2, 5.943s, 2050			690	695

Morgan Stanley Capital I Trust Ser. 07-IQ14, Class A2, 5.61s, 2049			10,892	10,955

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, Class A2, 5.569s, 2046			10,966	11,016

Total mortgage-backed securities (cost $98,870)				$99,070

UNITS (0.2%)(a)
			Units	Value

Ashland, Inc. cv. jr. unsec. sub. debs. units 6 1/2s, 2029			45,000	$37,800

Total units (cost $41,706)				$37,800

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$10,000	$13,029

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			10,000	12,109

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			5,000	5,264

Total municipal bonds and notes (cost $25,067)				$30,402

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			10	$9,610

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			275	7,381

Total preferred stocks (cost $15,146)				$16,991

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	6,345	$—

Total warrants (cost $1,269)				$—

SHORT-TERM INVESTMENTS (35.8%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)			5,662,592	$5,662,592

SSgA Prime Money Market Fund 0.01%(P)			100,000	100,000

U.S. Treasury Bills with an effective yield of 0.09%, October 16, 2014 (SEGCCS)			$39,000	38,968

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.09%, February 6, 2014(SEG)(SEGCCS)			250,000	249,977

Total short-term investments (cost $6,051,519)				$6,051,537

TOTAL INVESTMENTS

Total investments (cost $15,772,286)(b)				$16,960,288

FORWARD CURRENCY CONTRACTS at 11/30/13 (aggregate face value $285,993) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	12/18/13	$164	$161	$3
	British Pound	Sell	12/18/13	164	156	(8)
	Euro	Buy	12/18/13	16,713	15,230	1,483
Barclays Bank PLC
	British Pound	Buy	12/18/13	4,418	4,329	89
	British Pound	Sell	12/18/13	4,418	4,235	(183)
	Euro	Buy	12/18/13	9,376	9,503	(127)
	Euro	Sell	12/18/13	9,376	9,151	(225)
	Hong Kong Dollar	Sell	2/19/14	4,012	4,012	—
	Japanese Yen	Buy	2/19/14	5,042	5,248	(206)
	Singapore Dollar	Buy	2/19/14	6,535	6,599	(64)
	Swedish Krona	Sell	12/18/13	14,905	14,740	(165)
	Swiss Franc	Buy	12/18/13	16,220	15,695	525
Citibank, N.A.
	Australian Dollar	Sell	1/16/14	9,440	9,703	263
	Danish Krone	Buy	12/18/13	11,205	10,873	332
	Euro	Sell	12/18/13	4,484	4,463	(21)
	Japanese Yen	Buy	2/19/14	27,948	29,016	(1,068)
Credit Suisse International
	Euro	Buy	12/18/13	136	135	1
	Euro	Sell	12/18/13	136	132	(4)
	Japanese Yen	Buy	2/19/14	1,398	1,455	(57)
	New Zealand Dollar	Sell	1/16/14	27,576	27,892	316
	Norwegian Krone	Buy	12/18/13	1,435	1,443	(8)
	Swedish Krona	Sell	12/18/13	274	271	(3)
Deutsche Bank AG
	Euro	Buy	12/18/13	14,675	14,644	31
HSBC Bank USA, National Association
	Australian Dollar	Sell	1/16/14	2,723	2,799	76
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/16/14	21,421	22,020	599
	British Pound	Buy	12/18/13	5,890	5,726	164
	Euro	Buy	12/18/13	4,348	4,417	(69)
	Euro	Sell	12/18/13	4,348	4,407	59
	Japanese Yen	Buy	2/19/14	9,879	10,284	(405)
	Singapore Dollar	Buy	2/19/14	7,810	7,889	(79)
	Swedish Krona	Sell	12/18/13	7,178	7,123	(55)
	Swiss Franc	Sell	12/18/13	1,214	1,264	50
Royal Bank of Scotland PLC (The)
	Japanese Yen	Buy	2/19/14	8,405	8,679	(274)
State Street Bank and Trust Co.
	Israeli Shekel	Sell	1/16/14	397	396	(1)
	Swedish Krona	Sell	12/18/13	3,551	3,509	(42)
UBS AG
	British Pound	Buy	12/18/13	4,908	4,795	113
	British Pound	Sell	12/18/13	4,908	4,823	(85)
WestPac Banking Corp.
	British Pound	Buy	12/18/13	982	933	49
	British Pound	Sell	12/18/13	982	931	(51)
	Japanese Yen	Buy	2/19/14	6,640	6,912	(272)

Total						$681

FUTURES CONTRACTS OUTSTANDING at 11/30/13 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation
U.S. Treasury Note 2 yr (Long)	1	$220,297	Mar-14	$30
U.S. Treasury Note 5 yr (Long)	1	120,922	Mar-14	76

Total				$106

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Chase Bank N.A.
	EM Series 15 Version 1 Index	BB+/P	$(200,000)	$1,600,000	6/20/16	500 bp	$(106,256)

	Total		$(200,000)	$(106,256)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2013. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/13 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 21 Index	B+/P	$(149,212)	$2,150,000	12/20/18	500 bp	$13,553

	Total		$(149,212)	$13,553

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2013. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2013 through November 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $16,909,959.
(b)	The aggregate identified cost on a tax basis is $15,802,505, resulting in gross unrealized appreciation and depreciation of $1,436,942 and $279,159, respectively, or net unrealized appreciation of $1,157,783.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $22,600, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership, or involving companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$3,802,441	$3,213,840	$1,353,689	$2,175	$—	$5,662,592
	Putnam Absolute Return 700 Fund Class Y	1,562,387	279,352	341,534	—	—	1,544,555
	Totals	$5,364,828	$3,493,192	$1,695,223	$2,175	$—	$7,207,147
* Management fees charged to Putnam Short Term Investment Fund Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(UR)	At the reporting period end, 100 shares owned by the fund were not formally entered on the company’s shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
Debt obligations are considered secured unless otherwise indicated.
At the close of the reporting period, the fund maintained liquid assets totaling $4,128,142 to cover certain derivatives contracts and the settlement of certain securitites.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,441 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$132,373	$77,439	$—
Capital goods	154,658	71,818	—
Communication services	125,937	87,639	—
Conglomerates	44,767	21,849	—
Consumer cyclicals	397,836	136,217	—
Consumer staples	319,912	134,758	—
Energy	215,924	121,408	—
Financials	1,681,982	235,213	—
Health care	380,907	125,656	—
Technology	296,761	35,122	—
Transportation	75,466	13,722	—
Utilities and power	61,069	63,472	—
Total common stocks	3,887,592	1,124,313	—
Convertible bonds and notes	—	1,609,510	2,980
Convertible preferred stocks	142,819	937,321	18
Corporate bonds and notes	—	784,145	—
Investment companies	1,728,394	—	—
Mortgage-backed securities	—	99,070	—
Municipal bonds and notes	—	30,402	—
Preferred stocks	7,381	9,610	—
U.S. treasury obligations	—	507,396	—
Units	—	37,800	—
Warrants	—	—	—
Short-term investments	5,762,592	288,945	—

Totals by level	$11,528,778	$5,428,512	$2,998

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$681	$—
Futures contracts	106	—	—
Credit default contracts	—	256,509	—

Totals by level	$106	$257,190	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$256,509	$—
Foreign exchange contracts	4,153	3,472
Equity contracts	—	—
Interest rate contracts	106	—

Total	$260,768	$3,472

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Futures contracts (number of contracts)	2
Forward currency contracts (contract amount)	$610,000
OTC credit default swap contracts (notional)	$3,100,000
Centrally cleared credit defult rate swap contracts (notional)	$650,000
Warrants (number of warrants)	6,000
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Offsetting of financial and derivative assets and liabilities

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Credit default swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$93,744	$—	$—	$—	$—	$—	$93,744
	Centrally cleared credit default swap contracts***	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts***	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	1,486	614	—	595	317	31	76	872	—	—	—	113	49	4,153

	Total Assets	$1,486	$614	$—	$595	$317	$31	$76	$94,616	$—	$—	$—	$113	$49	$97,897

	Liabilities:
	OTC Credit default swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Centrally cleared credit default swap contracts***	—	—	1,611	—	—	—	—	—	—	—	—	—	—	1,611
	Futures contracts***	—	—	—	—	—	—	—	—	54	—	—	—	—	54
	Forward currency contracts#	8	970	—	1,089	72	—	—	608	—	274	43	85	323	3,472

	Total Liabilities	$8	$970	$1,611	$1,089	$72	$—	$—	$608	$54	$274	$43	$85	$323	$5,137

	Total Financial and Derivative Net Assets	$1,478	$(356)	$(1,611)	$(494)	$245	$31	$76	$94,008	$(54)	$(274)	$(43)	$28	$(274)	$92,760
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$94,008	$—	$—	$—	$—	$—	$94,008
	Net amount	$1,478	$(356)	$(1,611)	$(494)	$245	$31	$76	$—	$(54)	$(274)	$(43)	$28	$(274)	$(1,248)

*	Excludes premiums.

#	Covered by master netting agreement.

***	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2014